Share Capital -Deferred Share Unit Plan Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	131,085
Issued	88,876	51,855
Outstanding balance, end of year	219,961	131,085
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	131,085	79,230
Outstanding balance, end of year		131,085